Related party payables and transactions (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of transactions between related parties [abstract]
Summary of related party transaction

		Transactions three months ended March 31, 2026 $	Transactions three months ended March 31, 2025 $	Balances outstanding March 31, 2026 $	Balances outstanding December 31, 2025 $
	Brie	24,000	–	–	–
	John Power	–	10,766	–	8,325
(1)	Nemo	24,000	–	–	–
	Ty Minnick	26,036	16,537	11,250	–
		74,036	27,303	11,250	8,325

(1)	Includes geological services of $21,600 (2025 - $nil) for three months ended March 31, 2026